EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 36 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the earning attributable to the Company's shareholders and the number of shares issued, excluding those purchased by the Company and held  as treasury shares. Preferred shares have a guaranteed right (per share) of superiority of at least 10% in the distribution of Dividends and / or Interest on Equity (JCP) in relation to common shares.

	12/31/2020
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	5,097,535	657	1,240,496	6,338,688
Earning for the Year	5,097,535	657	1,240,496	6,338,688

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,254,102	147	277,444
% of shares in relation to the total	81.88%	0.01%	18.11%

Basic earnings per share from continued operations (R$)	4.06	4.47	4.47
Net basic earnings per share	4.06	4.47	4.47

	12/31/2019 (*)
Numerator	Common	Preferred A	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,234,543	927	1,674,592	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,589,148	385	695,442	3,284,975
Earning for the Year	8,823,691	1,312	2,370,034	11,195,036

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Basic earnings per share from continued operations (R$)	5.74	6.31	6.31
Basic earnings per share from discontinued operation (R $)	2.38	2.62	2.62
Net basic earnings per share	8.12	8.93	8.93

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
Numerator	Common	Preferred A	Preferred B	Total
Profit attributable to each share class - Continued Operation	11,610,864	1,569	2,835,151	14,447,584
Loss attributable to each share class - Operation	14,940	2	4,013	18,955
Loss for the year	11,625,804	1,571	2,839,164	14,466,539

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares in thousands	1,087,050	147	265,437
% of shares in relation to the total	80.37%	0.01%	19.62%

Diluted earnings per share from continued operations (R$)	10.69	10.69	10.69
Diluted earnings per share from discontinued operations (R$)	0.01	0.02	0.02
Diluted earnings per share (R$)	10.70	10.71	10.71

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

(b) Diluted

As of December 31, 2020, based on the liability balance relating to the compulsory loan, the dilution was simulated with an increase of 22,358,186 preferred shares B in earnings per share, as shown below.

	12/31/2020
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	5,018,390	647	98,415	1,221,236	6,338,688
Earning for the Period	5,018,390	647	98,415	1,221,236	6,338,688

Denominator	Common	Preferred A	Preferred B -	Preferred B
			Converted
Weighted average number of shares	1,254,102	147	22,358	277,444
% of shares in relation to the total	80.99%	0.01%	1.41%	17.59%
Diluted earnings per share from continued operations (R$)	4.00	4.40	4.40	4.40
Diluted earnings per share (R$)	4.00	4.00	4.40	4.40

	12/31/2019 (*)
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares - Continued Operation	6,337,062	795	58,131	1,514,074	7,910,061
Earning attributable to each class of shares - Discontinued Operation	2,631,722	330	24,142	628,782	3,284,975
Earning for the Period	8,968,784	1,125	82,273	2,142,856	11,195,036

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares	1,288,843	147	10,748	279,941
% of shares in relation to the total	81.59%	0.01%	0.68%	17.72%

Diluted earnings per share from continued operations (R$)	4.92	5.41	5.41	5.41
Diluted earnings per share from discontinued operation (R$)	2.04	2.25	2.25	2.25
Diluted earnings per share (R$)	6.96	7.66	7.65	7.65

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

	12/31/2018 (*)
			Preferred B -
Numerator	Common	Preferred A	Converted	Preferred B	Total
Profit attributable to each share class - Continued Operation	11,279,249	1,677	137,065	3,029,594	14,447,584
Loss attributable to each share class - Operation	14,798	2	180	3,975	18,955
Loss for the year	11,294,047	1,679	137,245	3,033,569	14,466,539

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousands	1,087,050	147	12,009	265,437
% of shares in relation to the total	79.42%	0.01%	1.17%	19.39%
Diluted earnings per share from continued operations (R$)	10.38	11.42	11.42	11.42
Diluted earnings per share from discontinued operations (R$)	0.02	0.02	0.02	0.02

Diluted earnings per share (R$)	10.40	11.44	11.44	11.44

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Accounting policy

The company calculates the value of the basic result per share for the earning or loss attributable to the holders of common shares (or common equity) of the company and, if presented, the earning or loss resulting from continued operations attributable to these holders of common shares.

To calculate the diluted earnings per share, the Company must assume the exercise of options, warrants and other potential dilutive effects, the only dilutive effect found was related to the conversion of the compulsory loan. The presumed values arising from these instruments should be considered as having been received from the issue of shares at the average market price of the shares during the year.